Long-Term Debt - Schedule of Long-Term Debt (Details) - CAD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Long-term debt, excluding credit facility borrowings	$ 34,503	$ 32,542
Long-term debt	36,141	34,057
Less: Deferred financing costs and debt discounts	(199)	(188)
Less: Current installments of long-term debt	(3,395)	(3,146)
Long-term debt less current portion and deferred financing costs and debt discounts	32,547	30,723
Credit facility
Debt Instrument [Line Items]
Less: Current installments of long-term debt	(1,322)	(707)
Credit facility | Long-term credit facility borrowings
Debt Instrument [Line Items]
Long-term debt	$ 1,638	$ 1,515